Investment Objectives and Goals - Low Duration Preferred and Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Cohen & Steers Low Duration Preferred and Income Fund, Inc.
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the “Fund”) is to seek to provide shareholders with high current income, and the secondary objective is to provide capital preservation.
Objective, Secondary [Text Block]	is to seek to provide shareholders with high current income, and the secondary objective is to provide capital preservation.